Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022
Earnings per Unit and Cash Distributions
Net income (loss)	$ (40,390)	$ 9,888	$ (41,687)	[1]	$ 36,668	[1]
Less: Series A Preferred unitholders' interest in net income (loss)	1,700	1,700	3,400		3,400
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	(42,090)	8,188	(45,087)		33,268
Less: Distributions	901	18,168	1,803		36,335
Under (over) distributed earnings	$ (42,991)	$ (9,980)	$ (46,890)		$ (3,067)
Weighted average units outstanding (basic):
General Partner	640	640	640		640
Weighted average units outstanding (diluted):
General Partner	640	640	640		640
Earnings per unit (basic):
General Partner	$ (1.21)	$ 0.23	$ (1.30)		$ 0.95
Earnings per unit (diluted):
General Partner	(1.21)	0.23	(1.30)		0.95
Cash distributions declared and paid in the period per unit	0.03	0.52	0.05		1.04
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.03	$ 0.52	$ 0.05		$ 1.04
Common Unitholders
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	$ (41,313)	$ 7,950	$ (44,255)		$ 32,201
Weighted average units outstanding (basic):
Weighted average units outstanding, basic	34,045	33,838	34,045		33,796
Weighted average units outstanding (diluted):
Weighted average units outstanding, diluted	38,448	37,772	38,448		37,730
Earnings per unit (basic):
Earnings per unit (basic)	$ (1.21)	$ 0.23	$ (1.30)		$ 0.95
Earnings per unit (diluted):
Earnings per unit (diluted)	$ (1.21)	$ 0.23	$ (1.30)		$ 0.94
Limited Partner | Common Unitholders
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	$ (42,198)	$ (9,665)	$ (46,025)		$ (2,967)
Limited Partner | Class B Unitholders
Earnings per Unit and Cash Distributions
Under (over) distributed earnings		$ (131)			$ (44)
Weighted average units outstanding (basic):
Weighted average units outstanding, basic	252	460	252		501
Weighted average units outstanding (diluted):
Weighted average units outstanding, diluted	252	460	252		501
Earnings per unit (basic):
Earnings per unit (basic)		$ 0.19			$ 0.87
Earnings per unit (diluted):
Earnings per unit (diluted)		$ 0.19			$ 0.87
General Partner
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	$ (777)	$ 150	$ (832)		$ 610
Under (over) distributed earnings	$ (793)	$ (183)	$ (865)		$ (56)

[1]	Included in net income is interest paid amounting to $33.9 million and $13.3 million for the six months ended June 30, 2023 and 2022, respectively.